Equity-Accounted Investees - Breakdown of balances in joint arrangement (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€) [1]	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 EUR (€)
Equity Accounted Investees
Non-current assets	€ 15,677,699		€ 14,861,087	[1]		€ 16,538,860
Current assets	5,727,542		6,131,016	[1]		4,690,724
Total assets	21,405,241		20,992,103	[1]		21,229,584
Non-current liabilities	10,642,070		11,152,965	[1]		11,234,179
Current liabilities	2,156,146		2,325,443	[1]		2,019,276
Total Liabilities	12,798,216		13,478,408	[1]		13,253,455
Carrying value	68,996		421,763	[1]		1,497,959			€ 1,542,558
Equity	8,607,025		7,513,695	[1]		7,976,129			€ 6,858,689
Net revenue	7,212,382		6,591,977	[1]		6,063,967
Profit for the year	(212,806)		(163,672)	[1]		€ (247,902)
Biotek America LLC
Equity Accounted Investees
Non-current assets	52,275		108,718				$ 54,309	$ 120,133
Current assets	25,626		42,423				26,623	46,877
Total assets	77,901		151,141				80,932	167,010
Non-current liabilities	53,589		108,099				55,674	119,449
Current liabilities	45,008		64,892				46,759	71,706
Total Liabilities	98,597		172,991				102,433	191,155
Carrying value	5,742		11,363				5,965	12,556
Equity	(20,696)		(33,213)				$ (21,501)	$ (36,701)
Net revenue	189,957	$ 206,125	251,805		$ 271,693
Profit for the year	€ 5,743	$ 6,248	€ (16,997)		$ (18,453)

[1]	Restated figures (Note 2.d)